Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	[1]	$ 55,002	$ (6,258)	$ 132,591	$ 16,041	$ (141,767)	$ 55,609	$ 3,708	$ 59,317
Transactions with owners:
Equity-settled share-based expense transactions					705		705	130	835
Shares issued – Option exercises		246					246		246
Shares repurchased		(146)					(146)		(146)
Dividends paid						(2,904)	(2,904)	(406)	(3,310)
Total comprehensive income:
Profit for the year						9,384	9,384	2,512	11,896	[2]
Other comprehensive income for the year			373				373		373
Balance at Dec. 31, 2017	[1]	55,102	(5,885)	132,591	16,746	(135,287)	63,267	5,944	69,211
Transactions with owners:
Equity-settled share-based expense transactions					14		14		14
Dividends paid						(2,908)	(2,908)	(589)	(3,497)
Total comprehensive income:
Profit for the year						10,766	10,766	2,990	13,756	[2]
Other comprehensive income for the year			(676)				(676)		(676)
Balance at Dec. 31, 2018	[1]	55,102	(6,561)	132,591	16,760	(127,429)	70,463	8,345	78,808	[3]
Transactions with owners:
Shares issued – Option exercises		963					963		963
Dividends paid						(2,969)	(2,969)	(426)	(3,395)
Total comprehensive income:
Profit for the year						42,018	42,018	8,383	50,401
Other comprehensive income for the year			(2,060)				(2,060)		(2,060)
Balance at Dec. 31, 2019		$ 56,065	$ (8,621)	$ 132,591	$ 16,760	$ (88,380)	$ 108,415	$ 16,302	$ 124,717

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[3]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.